EFH Bankruptcy Proceedings (Narrative) (Details) - USD ($) $ in Millions		8 Months Ended
	Apr. 29, 2014	Dec. 31, 2014	Jun. 30, 2015	Apr. 28, 2014
EFH Bankruptcy Proceedings [Abstract]
Amount receivable from related party			$ 129	$ 129
Amount collected from related party	$ 127	$ 127